Details of Significant Accounts - Summary of Finance Costs (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Miscellaneous Liabilities [Abstract]
Bank borrowings	$ 713	$ 21,333	$ 9,379	$ 2,255
Financial lease liabilities	78	2,323	507	1,130
Lease liabilities	78	2,323
Finance costs	$ 791	$ 23,656	$ 9,886	$ 3,385